SHAREHOLDERS' EQUITY (Details 7) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic and Diluted Net Income/(Loss) Per Share
Net income/(loss)	299,076	47,976	(270,697)
Weighted average shares outstanding - Basic (in shares)	204,510	200,567	195,633
Dilutive impact of share-based compensation (in shares)	2,914	837
Weighted average shares outstanding - Diluted (in shares)	207,424	201,404	195,633
Net income/(loss) per share
Basic (in dollars per share)	1.46	0.24	(1.38)
Diluted (in dollars per share)	1.44	0.24	(1.38)